CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net (loss) income for the year	$ (3,888)	$ 8,516	$ 15,167
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	9,963	5,572	1,344
Depreciation of property, plant and equipment	46,977	42,467	14,911
Amortization of intangible assets	8,269	8,181	163
Amortization of rights of use assets	3,479	150	8
Earnings from associates	187	(363)	(543)
Impairment of fixed assets	2,564	3,216
Disposals of PP&E and consumption of materials	268	891	2,595
Financial results and others	16,704	22,564	3,599
Income tax (benefit) expense	14,170	(4,366)	8,486
Income tax paid	(1,744)	(9,130)	(6,715)
Net (increase) decrease in assets	3,840	(7,687)	(1,711)
Net decrease in liabilities	(18,856)	(18,312)	(2,208)
Total cash flows provided by operating activities	81,933	51,699	35,096
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment acquisitions	(49,170)	(47,477)	(29,408)
Intangible asset acquisitions	(1,628)	(4,471)	(1,241)
Acquisition in shareholdings	(61)	(375)	(51)
Proceeds from dividends	185	86	229
Cash incorporated by the merger		6,430	605
Proceeds from the sale of property, plant and equipment and intangible assets	102	9	20
Investments not considered as cash and cash equivalents	5,782	11,072	3,795
Total cash flows used in investing activities	(44,790)	(34,726)	(26,051)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from financial debt	58,507	42,719	1,945
Payment of financial debt	(36,503)	(6,941)	(2,497)
Payment of interests and related expenses	(7,893)	(5,729)	(1,987)
Payments of leases liabilities	(3,626)
Payment of cash dividends	(35,528)	(52,339)	(4,014)
Total cash flows used in financing activities	(25,043)	(22,290)	(6,553)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,100	(5,317)	2,492
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	10,601	10,026	7,446
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	2,881	5,892	88
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 25,582	$ 10,601	$ 10,026